Expenditure Commitments	12 Months Ended
Jun. 30, 2024
Expenditure Commitments [Abstract]
EXPENDITURE COMMITMENTS

15. EXPENDITURE COMMITMENTS

As of June 30, 2024, the Group no longer has short term leases contracted for but not capitalized in the financial statements. As of June 30, 2023, the Group no longer has short term leases contracted for but not capitalized in the financial statements.

The majority of our contracts for research and development programs have a termination notice period of 30 days. As of June 30, 2024, we had research and development termination commitments approximating A$3.4 million. No liability has been recognised within our financial statements for this period. In addition, we have the ability to scale down our operations and prioritise our research and development programs to reduce expenditures.

Details in relation to commitments under employee service agreements with Directors and Key Management Personnel are outlined in Note 21.